              As filed with the Securities and Exchange Commission

                              on December 17, 2003

                                                     Registration No. 333-106248



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-14

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                      [_] Pre-Effective Amendment No. __


                      [X] Post-Effective Amendment No. 1


                        (Check Appropriate Box or Boxes)

                       PIMCO FUNDS: MULTI-MANAGER SERIES
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-427-4648
                        (Area Code and Telephone Number)

               840 Newport Center Drive, Newport Beach, CA 92660
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Stephen J. Treadway     Newton B. Schott, Jr., Esq.    Joseph B. Kittredge, Esq.
c/o PIMCO Advisors      c/o PIMCO Advisors             Ropes & Gray LLP
Distributors LLC        Distributors LLC               One International Place
2187 Atlantic Street    2187 Atlantic Street           Boston, Massachusetts
Stamford, Connecticut   Stamford, Connecticut                          02110
                06920                  06920

                    (Name and Address of Agent For Service)




It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Amendment to the Registration Statement on Form N-14 of PIMCO Funds:
Multi-Manager Series, filed with the Commission on June 18, 2003 (Accession No. 0001193125-03-010839; 1933 Act Registration No. 333-106248) (the "Registration
Statement"), is being filed to add Exhibits 12(a) and 12(b) to the Registration Statement. No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superceded hereby.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15.  INDEMNIFICATION

      Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

Item 16.  EXHIBITS

(1)   Form of Second Amended and Restated Agreement and Declaration of Trust./1/

(2)   Amended and Restated Bylaws dated as of September 26, 2002./2/

(3) Voting trust agreements affecting more than 5% of any class of equity securities - None.

(4) Form of Agreement and Plan of Reorganization - Filed as Appendix A to Part A hereof.

(5)   (a)   Article III (Shares) and Article V (Shareholders' Voting Powers and
            Meetings) of the Second Amended and Restated Agreement and
            Declaration of Trust of the Registrant./1/

      (b) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws of the Registrant./2/

(6)   (a)   (i)     Form of Amended and Restated Investment Advisory Agreement
                    dated as of May 5, 2000./3/

----------
         /1/ Incorporated by reference from the corresponding exhibit of the Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

         /2/ Incorporated by reference from Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

         /3/ Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

            (ii) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds./3/

            (iii) Form of Addendum to Investment Advisory Agreement to add the Select Value Fund./4/

            (iv) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund. PIMCO RCM Mid-Cap Fund, PIMCO RCM Small Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund./5/

            (v) Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund./6/

            (vi) Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust./2/

      (b)   (i)     Portfolio Management Agreement with Parametric Portfolio
                    Associates./4/

            (ii)    Form of Portfolio Management Agreement with Dresdner RCM
                    Global

----------

         /4/ Incorporated by reference from Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

         /5/ Incorporated by reference from Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

         /6/ Incorporated by reference from Post-Effective Amendment No. 71 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

                    Investors LLC./5/

            (iii) Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates./2/

            (iv) Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC./2/

(7)   (a)   Form of Amended and Restated Distribution Contract./7/

      (b) Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds./8/

      (c)   Form of Dealer Agreement./9/

(8)   Bonus, profit-sharing or pension plans - None.

(9)   (a)   Form of Custody and Investment Accounting Agreement dated January 1,
            2000 with State Street Bank & Trust Company./3/

      (b) Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company./4/

(10)  (a)   Form of Distribution and Servicing Plan (Class A)./10/

      (b)   Form of Distribution and Servicing Plan (Class B)./10/

      (c)   Form of Distribution and Servicing Plan (Class C)./10/

----------
         /7/ Incorporated by reference from Post-Effective Amendment No. 81 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 16, 2002.

         /8/ Incorporated by reference from Post-Effective Amendment No. 85 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

         /9/ Incorporated by reference from the corresponding exhibit of the Trust's Registration Statement on Form N-14 (File No. 333-54506), as filed on January 29, 2001.

         /10/ Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

      (d)   Form of Distribution Plan for Administrative Class Shares./10/

      (e) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included as
            Exhibit 13(a).

      (f)   (i)     Form of Amended and Restated Multi-Class Plan./9/

            (ii) Amended and Restated Multi-Class Plan dated September 19, 2001./11/

            (iii) Second Amended and Restated Multi-Class Plan dated December 5, 2002./12/

(11) Opinion and Consent of Counsel as to legality of securities being registered./25/

(12)  Opinion and Consent of Counsel as to tax matters.

      (a)   Opinion of Counsel, filed herewith.

      (b)   Consent of Counsel, filed herewith.

(13)  (a)   Amended and Restated Administration Agreement between the Trust and
            PIMCO Advisors Fund Management LLC dated March 7, 2003./25/

      (b) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company./10/

      (c) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company./13/

----------

         /11/ Incorporated by reference from Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 2001.

         /12/ Incorporated by reference from Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

         /13/ Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

      (d)   Form of Agency Agreement and Addenda./14/

      (e)   Form of Addendum to Agency Agreement./10/

      (f)   Form of Assignment of Agency Agreement./10/

      (g)   Form of Addendum to Agency Agreement./15/

      (h)   (i)     Form of Transfer Agency and Services Agreement with National
                    Financial Data Services./16/

            (ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999./3/

                    (1) Amendment Number Two to the Transfer Agency and Services Agreement with First Data Investor Services Group, Inc./4/

            (iii) Form of Transfer Agency and Services Agreement with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement./5/

      (i)   Form of Service Plan for Institutional Class Shares./15/

      (j) Form of Administrative Services Plan for Administrative Class Shares./10/

      (k) Form of Securities Lending Authorization Agreement with State Street Bank and Trust Company./17/

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         /14/ Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

         /15/ Incorporated by reference from Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

         /16/ Incorporated by reference from Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

         /17/ Incorporated by reference from Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

      (l) Form of Administration Agreement between the Trust and PIMCO Funds Advisors LLC./2/

(14)  Consent of PricewaterhouseCoopers LLP./25/

(15)  Financial Statements omitted pursuant to Item 14(a)(1) - None.

(16)  Power of Attorney./25/

(17)  Form of Proxy./25/

(99)  (a)   Prospectus dated November 1, 2002 for Class A, B and C shares of the
            Trust's Domestic Stock Funds, as supplemented./18/

      (b) Prospectus dated November 1, 2002 for Class D shares of the Trust's Domestic Stock Funds, as supplemented./19/

      (c) Prospectus dated November 1, 2002 for the Trust's Institutional and Administrative Class shares, as supplemented./20/

      (d) Statement of Additional Information of the Trust dated April 1, 2003, as revised and supplemented./21/

      (e)   PIMCO Funds Shareholders Guide for Class A, B, C and R shares./22/

      (f) Registrant's June 30, 2002 Annual Report for Class A, B and C shares./23/

      (g)   Registrant's June 30, 2002 Annual Report for Class D shares./23/

      (h) Registrant's June 30, 2002 Annual Report Institutional and Administrative Class shares./23/

      (i) Registrant's December 31, 2002 Semi-Annual Report for Class A, B and C shares./23/

----------
         /18/ Incorporated by reference from the Prospectus for Class A, B and C shares of the Trust's Domestic Stock Funds filed pursuant to Rule 497(c) on November 1, 2002 (Accession No. 0000927016-02-005220), as supplemented by the supplement dated May 2, 2003, as filed with the SEC on May 2, 2003 pursuant to Rule 497 (Accession No. 0000927016-03-002307).

         /19/ Incorporated by reference from the Prospectus for Class D shares of the Trust's Domestic Stock Funds filed pursuant to Rule 497(c) on November 1, 2002 (Accession No. 0000927016-02-005220) as supplemented by the supplement dated May 2, 2003, as filed with the SEC on May 2, 2003 pursuant to Rule 497 (Accession No. 0000927016-03-002307).

         /20/ Incorporated by reference from the Prospectus for Institutional and Administrative Class shares of the Trust's Funds filed pursuant to Rule 497(c) on November 1, 2002 (Accession No. 0000927016-02-005220) as supplemented by the supplement dated May 2, 2003, as filed with the SEC on May 2, 2003 pursuant to Rule 497 (Accession No. 0000927016-03-002307).

         /21/ Incorporated by reference from Post-Effective Amendment No. 85 to the Trust's Registration Statement on Form N1-A (File No. 33-36528, Accession No. 0000927016-03-001593), as filed on April 1, 2003 as supplemented by the supplement dated June 17, 2003, as filed with the SEC on June 17, 2003 pursuant to Rule 497 (Accession No. 0001193125-03-010319).

         /22/ Incorporated by reference from the PIMCO Funds Shareholders Guide for Class A, B, C and R shares of the Trust's Funds filed pursuant to Rule 497(e) on May 15, 2003 (Accession No. 0000927016-03-002755).

         /23/ Incorporated by reference from the Trust's Annual Report on Form N-30D (File No. 811-06161, Accession No. 0001017062-02-001613), as filed on
September 6, 2002.

      (j) Registrant's December 31, 2002 Semi-Annual Report for Class D shares./24/

      (k) Registrant's December 31, 2002 Semi-Annual Report for Institutional and Administrative Class shares./24/

Item 17.  UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



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         /24/ Incorporated by reference from the Trust's Semi-Annual Report on
Form N-30D (File No. 811-06161, Accession No. 0001017062-03-000395), as filed on
March 10, 2003.

         /25/ Incorporated by reference from the corresponding exhibit of the Trust's Registration Statement on Form N-14 (File No. 333-106248), as filed on June 18, 2003.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of PIMCO Funds:
Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 1 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 15th day of December, 2003.


                                   PIMCO FUNDS: MULTI-MANAGER SERIES

                                   By: /s/ Newton B. Schott, Jr.
                                       -----------------------------
                                       Newton B. Schott, Jr.
                                       President, Chief Executive Officer
                                       and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

Name                               Capacity                       Date
----                               --------                       ----
/s/ Stephen J. Treadway*           Trustee and Chairman           December 15, 2003
------------------------------
Stephen J. Treadway

/s/ Newton B. Schott, Jr.          President, Chief Executive     December 15, 2003
------------------------------     Officer and Secretary
Newton B. Schott, Jr.

/s/ John P. Hardaway*              Treasurer and Principal        December 15, 2003
------------------------------     Financial and Accounting
John P. Hardaway                   Officer

/s/ Donald P. Carter*              Trustee                        December 15, 2003
------------------------------
Donald P. Carter

/s/ E. Philip Cannon*              Trustee                        December 15, 2003
------------------------------
E. Philip Cannon

/s/ Gary A. Childress*             Trustee                        December 15, 2003
------------------------------
Gary A. Childress

/s/ Theodore J. Coburn*            Trustee                        December 15, 2003
------------------------------
Theodore J. Coburn

/s/ W. Bryant Stooks*              Trustee                        December 15, 2003
------------------------------
W. Bryant Stooks

/s/ Gerald M. Thorne*              Trustee                        December 15, 2003
------------------------------
Gerald M. Thorne


                                  * By: /s/ Newton B. Schott, Jr.
                                        --------------------------
                                        Newton B. Schott, Jr.
                                        Attorney-In-Fact

                                   Date: December 15, 2003

                                  EXHIBIT INDEX

Exhibit No.    Exhibit Name
-----------    ------------

    12(a) Opinion of Counsel as to certain tax matters related to the merger of PIMCO PPA Tax-Efficient Equity Fund and PIMCO RCM Tax-Managed Growth Fund.

    12(b)      Consent of Counsel.